Restructuring Charge (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities	$ 2.7	$ 1.4	$ 2.7	$ 1.4
FPSO Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0.8		$ 2.3
Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2.9		$ 3.3